Investments in Local Limited Partnerships - Schedule of Proceeds from Investments in Local Limited Partnerships (Details) (USD $)	3 Months Ended		9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Revenues			$ 23,216	$ 13,702
Local Limited Partnerships [Member]
Revenues			2,582,000	2,525,000
Interest expense			431,000	451,000
Depreciation and amortization			697,000	700,000
Operating expenses			1,829,000	1,716,000
Total expenses			2,957,000	2,867,000
Net loss			(375,000)	(342,000)
Net loss allocable to the Partnership			(403,000)	(378,000)
Net income recorded by the Partnership			$ 29,000	$ 28,000